Income Taxes (Schedule of Reconciliation of Income Taxes) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amount:
Tax benefit at US statutory rate					$ 718,400	$ 626,520
State taxes, net of federal benefit					171,048	149,171
Change in valuation allowance					(889,448)	(775,691)
Income tax amount
Rate:
Tax benefit at US statutory rate					21.00%	21.00%
State taxes, net of federal benefit					5.00%	5.00%
Change in valuation allowance					(26.00%)	(26.00%)
Income tax rate